FAIR VALUE MEASUREMENT	0 Months Ended
Dec. 31, 2013
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 3 – FAIR VALUE MEASUREMENT:

Financial items carried at fair value as of December 31, 2013 and 2012 are classified in the tables below in one of the three categories described in note 1t:

	December 31, 2013
	(U.S. $ in millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$9	$—	$—	$9
Cash deposits and other	1,029	—	—	1,029
Marketable securities:
Auction rate securities	—	—	18	18
Equity securities	70	—	—	70
Structured investment vehicles	—	89	—	89
Other	29	—	1	30
Derivatives:
Liability derivatives - mainly options and forward contracts	—	(17)	—	(17)
Interest rate and cross - currency swaps (liabilities)	—	(436)	—	(436)
Asset derivatives - mainly options and forward contracts	—	28	—	28
Interest rate swaps (assets)	—	2	—	2
Contingent consideration *	—	—	(366)	(366)

Total	$1,137	$(334)	$(347)	$456

	December 31, 2012
	(U.S. $ in millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$331	$—	$—	$331
Cash deposits and other	2,548	—	—	2,548
Marketable securities:
Auction rate securities	—	—	32	32
Equity securities	72	—	—	72
Structured investment vehicles	—	100	—	100
Other	5	—	1	6
Derivatives:
Liability derivatives - mainly options and forward contracts	—	(29)	—	(29)
Interest rate and cross-currency swaps (liabilities)	—	(109)	—	(109)
Asset derivatives - mainly options and forward contracts	—	20	—	20
Interest rate swaps (assets)	—	4	—	4
Contingent consideration *	—	—	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

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* Contingent consideration represents either liabilities or assets recorded at fair value as part of transactions entered into by Cephalon, or in connection with the MicroDose acquisition or sale of our animal health unit.

Teva determined the fair value of the liability or asset of contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration is based on several factors, such as: the cash flows projected from the success of unapproved product candidates; the probability of success for product candidates including risks associated with uncertainty regarding achievement and payment of milestone events; the time and resources needed to complete the development and approval of product candidates; the life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S. and Europe and the discount rate for fair value measurement.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2013	2012

	(U.S. $ in millions)
Carrying value as of January 1	$(98)	$(139)
Amount realized	(16)	(10)
Contingent consideration in connection with Cephalon acquisition	(12)	40
Contingent consideration in connection with MicroDose acquisition	(232)	-
Contingent consideration in connection with the sale of our animal health unit	8	-
Net change to fair value:
Included in earnings - finance expense - net	1	4
Included in other comprehensive income (loss)	2	7

Carrying value as of December 31	$(347)	$(98)

Financial instruments not measured at fair value

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of the financial instruments that are presented on a basis other than fair value is presented in the below table:
	Estimated fair value*
	December 31,
	2013	2012

	(U.S. $ in millions)

Senior notes included under long-term liabilities	$(8,656)	$(10,494)
Senior notes and convertible senior debentures included under short-term liabilities	(1,308)	(2,870)

Fair value at the end of the period	$(9,964)	$(13,364)

* The fair value was estimated based on quoted market prices, where available.